UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  4 Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number:  028-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
Title:    Chief Compliance Officer
Phone:    415-955-8122

Signature, Place, and Date of Signing:

     /s/ Manoj K. Pombra            San Francisco, CA            May 10, 2013
     -------------------            -----------------            ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           28
                                         -----------

Form 13F Information Table Value Total:  $ 1,710,616
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
         NAME OF ISSUER              CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
21VIANET GROUP INC               SPONSORED ADR  90138A103       2,146     228,301 SH       Sole                  228,301
51JOB INC                        SP ADR REP COM 316827104       3,791      63,804 SH       Sole                   63,804
BAIDU INC                        SPON ADR REP A 56752108       86,996     991,970 SH       Sole                  991,970
CHINA LIFE INS CO LTD            SPON ADR REP H 16939P106      13,072     331,600 SH       Sole                  331,600
CHINA LODGING GROUP LTD          SPONSORED ADR  16949N109      11,879     721,700 SH       Sole                  721,700
CHINA MOBILE LIMITED             SPONSORED ADR  16941M109     430,039   8,094,093 SH       Sole                8,094,093
CHINA PETE & CHEM CORP           SPON ADR H SHS 16941R108       3,921      33,540 SH       Sole                   33,540
CHUNGHWA TELECOM CO LTD          SPON ADR NEW11 17133Q502     179,368   5,767,469 SH       Sole                5,767,469
CNOOC LTD                        SPONSORED ADR  126132109       2,442      12,750 SH       Sole                   12,750
COGNIZANT TECHNOLOGY SOLUTIO     CL A           192446102       1,869      24,400 SH       Sole                   24,400
E HOUSE CHINA HLDGS LTD          ADR            26852W103       1,293     278,000 SH       Sole                  278,000
HDFC BANK LTD                    ADR REPS 3 SHS 40415F101      19,286     515,391 SH       Sole                  515,391
HOME INNS & HOTELS MGMT INC      SPON ADR       43713W107      35,547   1,193,246 SH       Sole                1,193,246
HSBC HLDGS PLC                   SPON ADR NEW   404280406     340,081   6,375,728 SH       Sole                6,375,728
ICICI BK LTD                     ADR            45104G104       4,860     113,283 SH       Sole                  113,283
INFOSYS LTD                      SPONSORED ADR  456788108      12,157     225,511 SH       Sole                  225,511
MINDRAY MEDICAL INTL LTD         SPON ADR       602675100      62,024   1,552,918 SH       Sole                1,552,918
NETEASE INC                      SPONSORED ADR  64110W102      46,015     840,150 SH       Sole                  840,150
POSCO                            SPONSORED ADR  693483109       3,413      46,300 SH       Sole                   46,300
P T TELEKOMUNIKASI INDONESIA     SPONSORED ADR  715684106     139,780   3,100,714 SH       Sole                3,100,714
SINA CORP                        ORD            G81477104      27,922     574,650 SH       Sole                  574,650
SK TELECOM LTD                   SPONSORED ADR  78440P108       4,979     278,600 SH       Sole                  278,600
SONY CORP                        ADR NEW        835699307       2,763     158,800 SH       Sole                  158,800
TAIWAN SEMICONDUCTOR MFG LTD     SPONSORED ADR  874039100     149,023   8,669,141 SH       Sole                8,669,141
TAL ED GROUP                     ADR REPSTG COM 874080104         390      41,600 SH       Sole                   41,600
TATA MTRS LTD                    SPONSORED ADR  876568502       3,429     140,482 SH       Sole                  140,482
WUXI PHARMATECH CAYMAN INC       SPONS ADR SHS  929352102       2,300     133,900 SH       Sole                  133,900
YUM BRANDS INC                   COM            988498101     119,831   1,665,702 SH       Sole                1,665,702